THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.4%	Shares	Value
COMMUNICATION SERVICES — 10.5%
Alphabet, Cl A	347,369	$70,870,223
Alphabet, Cl C	261,896	53,845,818
Meta Platforms, Cl A	32,163	22,166,097
T-Mobile US	57,261	13,340,095
Walt Disney	226,519	25,610,238
		185,832,471
CONSUMER DISCRETIONARY — 11.2%
Amazon.com *	541,057	128,598,428
Home Depot	43,038	17,730,795
McDonald's	74,945	21,636,621
O'Reilly Automotive *	7,578	9,809,115
TJX	165,540	20,657,737
		198,432,696
CONSUMER STAPLES — 2.6%
Mondelez International, Cl A	207,332	12,023,183
Monster Beverage *	341,055	16,612,789
PepsiCo	122,413	18,446,415
		47,082,387
ENERGY — 3.6%
Cheniere Energy	28,698	6,418,308
Chevron	93,777	13,990,591
ConocoPhillips	156,338	15,450,884
Exxon Mobil	258,816	27,649,313
		63,509,096
FINANCIALS — 16.7%
BlackRock Funding	17,617	18,947,083
Blackstone, Cl A	180,987	32,054,608
CME Group, Cl A	75,604	17,881,858
Fidelity National Information Services	232,693	18,957,499
Fiserv *	144,767	31,275,463
Intercontinental Exchange	172,068	27,501,628
JPMorgan Chase	119,506	31,943,954
PNC Financial Services Group	89,858	18,056,965
S&P Global	36,657	19,113,326
US Bancorp	358,243	17,116,851
Visa, Cl A	186,200	63,643,160
		296,492,395

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE — 11.9%
Abbott Laboratories	192,306	$24,601,707
AstraZeneca PLC ADR	433,879	30,701,278
Danaher	88,366	19,682,643
Elevance Health	41,922	16,588,535
IQVIA Holdings *	103,394	20,819,416
Stryker	41,844	16,373,139
Thermo Fisher Scientific	38,734	23,153,248
UnitedHealth Group	92,892	50,392,981
Zoetis, Cl A	56,675	9,685,757
		211,998,704

INDUSTRIALS — 5.6%
Automatic Data Processing	42,952	13,014,886
Honeywell International	37,543	8,399,120
Otis Worldwide	216,439	20,652,609
RTX	254,492	32,816,743
Union Pacific	102,844	25,483,715
		100,367,073

INFORMATION TECHNOLOGY — 30.9%
Adobe *	59,511	26,033,087
Analog Devices	70,001	14,832,512
Apple	397,039	93,701,204
Broadcom	66,984	14,821,550
Cisco Systems	484,304	29,348,822
Microsoft	322,667	133,926,165
NVIDIA	785,339	94,295,654
QUALCOMM	173,461	29,996,611
Roper Technologies	37,350	21,500,527
Salesforce	133,315	45,553,735
TE Connectivity PLC	175,332	25,943,876
Workday, Cl A *	71,935	18,851,286
		548,805,029

MATERIALS — 2.3%
Linde PLC	52,042	23,216,977
Martin Marietta Materials	32,945	17,926,033
		41,143,010

REAL ESTATE — 2.7%
American Tower, Cl A ‡	83,613	15,464,224
CoStar Group *	44,433	3,403,568
Prologis ‡	159,786	19,054,481

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
REAL ESTATE (continued)
VICI Properties, Cl A ‡	330,195	$9,829,905
		47,752,178

UTILITIES — 1.4%
NextEra Energy	257,239	18,408,023
WEC Energy Group	69,396	6,888,247
		25,296,270

TOTAL COMMON STOCK
(Cost $751,551,849)		1,766,711,309

CASH EQUIVALENT — 0.5%
First American Government Obligations Fund, Cl X, 4.320% (A)	8,459,234	8,459,234

TOTAL CASH EQUIVALENT
(Cost $8,459,234)		8,459,234

TOTAL INVESTMENTS — 99.9%
(Cost $760,011,083)		$1,775,170,543

Percentages are based on Net Assets of $1,776,241,919.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2025.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

ATF-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%	Shares	Value
COMMUNICATION SERVICES — 4.3%
Live Nation Entertainment *	43,828	$6,341,035
Pinterest, Cl A *	329,633	10,864,703
Trade Desk, Cl A *	186,179	22,095,724
		39,301,462

CONSUMER DISCRETIONARY — 13.5%
Academy Sports & Outdoors	72,921	3,814,498
AutoZone *	5,843	19,575,277
Chipotle Mexican Grill, Cl A *	207,222	12,091,404
Domino's Pizza	16,749	7,522,311
DraftKings, Cl A *	301,069	12,629,845
Floor & Decor Holdings, Cl A *	58,765	5,882,376
Marriott International, Cl A	53,790	15,630,836
Ross Stores	119,806	18,037,991
Tractor Supply	294,835	16,027,231
Ulta Beauty *	17,662	7,279,393
Valvoline *	153,855	5,709,559
		124,200,721

CONSUMER STAPLES — 5.1%
Monster Beverage *	181,364	8,834,241
Sprouts Farmers Market *	148,204	23,466,621
US Foods Holding *	203,509	14,434,893
		46,735,755

ENERGY — 3.2%
Cheniere Energy	89,987	20,125,593
Diamondback Energy	56,140	9,227,170
		29,352,763

FINANCIALS — 12.2%
Ameriprise Financial	55,141	29,961,414
Ares Management, Cl A	127,859	25,344,211
Arthur J Gallagher	31,464	9,496,464
Corpay *	52,633	20,026,330
MSCI, Cl A	16,337	9,749,432
Tradeweb Markets, Cl A	143,406	18,198,221
		112,776,072

HEALTH CARE — 12.6%
Align Technology *	46,422	10,171,525
Alnylam Pharmaceuticals *	61,541	16,696,689

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
Avantor *	195,625	$4,358,525
Bio-Rad Laboratories, Cl A *	12,223	4,411,036
Cencora	86,450	21,976,455
Dexcom *	122,577	10,643,361
GE HealthCare Technologies	48,458	4,278,841
Globus Medical, Cl A *	41,300	3,829,336
ICON PLC *	14,146	2,816,186
IDEXX Laboratories *	16,907	7,135,599
Revvity	87,533	11,040,537
Veeva Systems, Cl A *	80,623	18,806,121
		116,164,211

INDUSTRIALS — 20.4%
AMETEK	70,227	12,961,095
Cintas	60,915	12,217,722
Copart *	232,337	13,459,282
Curtiss-Wright	13,630	4,728,792
Howmet Aerospace	202,312	25,608,653
Hubbell, Cl B	32,148	13,598,926
IDEX	44,424	9,964,747
Ingersoll Rand	103,116	9,672,281
Masco	110,816	8,785,493
Oshkosh	50,795	5,912,538
Pentair PLC	54,977	5,700,015
Regal Rexnord	49,391	7,839,833
Saia *	20,268	9,730,869
TransUnion	112,666	11,182,101
Vertiv Holdings, Cl A	81,224	9,504,832
Waste Connections	79,984	14,698,660
WESCO International	33,951	6,280,935
Zurn Elkay Water Solutions	153,836	6,067,292
		187,914,066

INFORMATION TECHNOLOGY — 24.3%
Amphenol, Cl A	262,449	18,576,140
Cadence Design Systems *	67,913	20,212,267
Crowdstrike Holdings, Cl A *	22,588	8,991,605
CyberArk Software *	38,729	14,367,684
Datadog, Cl A *	166,375	23,743,376
Entegris	110,856	11,256,318
HubSpot *	36,733	28,634,476
Keysight Technologies *	60,899	10,861,337
Marvell Technology	138,130	15,589,352

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Microchip Technology	113,328	$6,153,710
Monday.com *	56,906	14,537,207
MongoDB, Cl A *	30,071	8,219,006
Monolithic Power Systems	18,785	11,972,995
Procore Technologies *	82,751	6,583,670
Roper Technologies	21,962	12,642,425
Zscaler *	58,735	11,899,124
		224,240,692

MATERIALS — 1.3%
Berry Global Group	113,708	7,723,047
FMC	74,548	4,158,288
		11,881,335

REAL ESTATE — 0.6%
CoStar Group *	78,470	6,010,802

TOTAL COMMON STOCK
(Cost $525,831,485)		898,577,879

CASH EQUIVALENT — 2.3%
First American Government Obligations Fund, Cl X, 4.320% (A)	20,842,246	20,842,246

TOTAL CASH EQUIVALENT
(Cost $20,842,246)		20,842,246

TOTAL INVESTMENTS — 99.8%
(Cost $546,673,731)		$919,420,125

Percentages are based on Net Assets of $921,556,897.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2025.

Cl — Class
PLC — Public Limited Company

ATF-QH-002-2200

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 60.8%	Shares	Value
COMMUNICATION SERVICES — 1.2%
Alphabet, Cl A	42,800	$8,732,056

CONSUMER DISCRETIONARY — 3.5%
Home Depot	17,300	7,127,254
McDonald's	12,200	3,522,140
Service Corp International	76,053	5,941,260
Vail Resorts	46,924	7,982,711
		24,573,365

CONSUMER STAPLES — 2.7%
PepsiCo	58,000	8,740,020
Procter & Gamble	63,000	10,457,370
		19,197,390

ENERGY — 2.3%
Cheniere Energy	28,829	6,447,606
Chevron	53,479	7,978,532
EQT	37,500	1,917,000
		16,343,138

FINANCIALS — 13.8%
Ares Capital	318,623	7,541,806
Ares Management, Cl A	66,000	13,082,520
Blue Owl Capital, Cl A	580,000	15,085,800
CME Group, Cl A	14,972	3,541,178
Fidelity National Information Services	64,500	5,254,815
HA Sustainable Infrastructure Capital	128,594	3,601,918
JPMorgan Chase	59,000	15,770,700
S&P Global	15,575	8,120,961
US Bancorp	185,000	8,839,300
Visa, Cl A	50,000	17,090,000
		97,928,998

HEALTH CARE — 6.6%
Abbott Laboratories	89,000	11,385,770
Elevance Health	17,500	6,924,750
Johnson & Johnson	63,000	9,585,450
Novartis ADR	37,912	3,970,144
UnitedHealth Group	27,000	14,647,230
		46,513,344

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — 7.0%
Automatic Data Processing	18,084	$5,479,633
IDEX	25,331	5,681,997
Lockheed Martin	19,374	8,969,193
Republic Services, Cl A	49,000	10,626,630
Rollins	73,250	3,625,875
Union Pacific	42,000	10,407,180
United Parcel Service, Cl B	43,459	4,964,321
		49,754,829

INFORMATION TECHNOLOGY — 16.9%
Apple	135,000	31,860,000
ASML Holding	4,800	3,548,688
Broadcom	86,000	19,029,220
Cisco Systems	61,759	3,742,595
Microchip Technology	104,856	5,693,681
Microsoft	92,000	38,185,520
NVIDIA	25,500	3,061,785
QUALCOMM	64,000	11,067,520
Workday, Cl A *	14,700	3,852,282
		120,041,291

MATERIALS — 1.8%
Linde PLC	21,000	9,368,520
Sherwin-Williams	10,631	3,807,599
		13,176,119

REAL ESTATE — 2.3%
Invitation Homes ‡	120,836	3,764,041
Prologis ‡	53,383	6,365,923
VICI Properties, Cl A ‡	215,759	6,423,146
		16,553,110

UTILITIES — 2.7%
Brookfield Infrastructure	200,581	8,368,239
NextEra Energy	152,671	10,925,137
		19,293,376

TOTAL COMMON STOCK
(Cost $226,553,259)		432,107,016

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — 17.0%	Face Amount	Value
COMMUNICATION SERVICES — 1.4%
Comcast
2.937%, 11/01/56	$6,111,000	$3,543,949
T-Mobile USA
3.500%, 04/15/31	5,000,000	4,550,015
Verizon Communications
2.355%, 03/15/32	2,441,000	2,030,626
		10,124,590

CONSUMER DISCRETIONARY — 2.3%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,185,417
6.950%, 03/06/26	2,000,000	2,036,108
General Motors
6.800%, 10/01/27	3,500,000	3,653,176
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,579,737
		16,454,438

ENERGY — 1.6%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,847,673
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,602,777
Energy Transfer
5.550%, 05/15/34	2,952,000	2,923,983
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,581,442
Sabine Pass Liquefaction
5.625%, 03/01/25	296,000	296,119
		11,251,994

FINANCIALS — 6.9%
Ally Financial
2.200%, 11/02/28	6,000,000	5,401,178
Ares Capital
5.875%, 03/01/29	6,000,000	6,074,710
Bank of America
6.300%, TSFR3M + 4.815%(B)(C)	5,000,000	5,060,205
3.950%, 04/21/25	5,750,000	5,741,711
Citigroup
6.250%, TSFR3M + 4.779%(B)(C)	3,000,000	3,030,193
3.875%, H15T5Y + 3.417%(B)(C)	6,500,000	6,364,761

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
Goldman Sachs Group MTN
6.312%, TSFR3M + 2.012%, 10/28/27(B)	$3,000,000	$3,079,918
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(B)	4,000,000	3,951,380
OneMain Finance
3.500%, 01/15/27	3,000,000	2,886,318
Wells Fargo
5.875%(B)(C)	7,500,000	7,478,479
		49,068,853

HEALTH CARE — 0.8%
AbbVie
4.250%, 11/21/49	3,500,000	2,862,785
HCA
5.375%, 02/01/25	3,050,000	3,050,000
		5,912,785

INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,863,199
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,366,359
Quanta Services
2.900%, 10/01/30	3,750,000	3,338,899
		7,568,457

INFORMATION TECHNOLOGY — 1.5%
Apple
3.850%, 08/04/46	3,000,000	2,420,737
Broadcom
3.469%, 04/15/34(A)	2,500,000	2,160,290
Kyndryl Holdings
2.050%, 10/15/26	1,000,000	953,837
Oracle
6.150%, 11/09/29	3,000,000	3,144,979
5.550%, 02/06/53	2,000,000	1,876,070
		10,555,913

MATERIALS — 0.3%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	1,988,245

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
REAL ESTATE — 0.7%
Boston Properties
2.750%, 10/01/26	$1,000,000	$965,329
VICI Properties
5.125%, 05/15/32	4,000,000	3,888,842
		4,854,171

UTILITIES — 0.4%
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(B)	3,000,000	3,009,213

TOTAL CORPORATE OBLIGATIONS
(Cost $127,830,529)		120,788,659

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds
4.375%, 05/15/41	15,000,000	14,329,688
4.125%, 08/15/53	21,500,000	19,148,438
3.875%, 05/15/43	18,500,000	16,337,090
		49,815,216

U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	12,790,300	12,369,981

U.S. Treasury Notes
2.000%, 08/15/25	13,000,000	12,842,197

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $75,787,413)		75,027,394

MORTGAGE-BACKED SECURITIES — 6.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.2%
FHLMC
6.000%, 09/01/53	10,472,613	10,573,096
5.000%, 03/01/38	7,064,577	7,058,612
1.500%, 06/01/31	5,016,443	4,635,281
FNMA
6.000%, 01/01/53	4,100,238	4,143,325
6.000%, 07/01/53	6,580,589	6,725,159

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
4.500%, 07/01/52	$11,412,610	$10,755,436
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,363,971)		43,890,909

EXCHANGE-TRADED FUND — 1.9%	Shares
Invesco Senior Loan ETF	657,000	13,829,850
TOTAL EXCHANGE-TRADED FUND
(Cost $13,803,663)		13,829,850
PREFERRED STOCK — 0.3%
FINANCIALS — 0.3%
Wells Fargo, 7.500%	1,700	2,021,130
TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,021,130
CASH EQUIVALENT — 2.9%
First American Government Obligations Fund, Cl X, 4.320% (D)	20,730,155	20,730,155
TOTAL CASH EQUIVALENT
(Cost $20,730,155)		20,730,155
TOTAL INVESTMENTS — 99.6%
(Cost $511,135,528)		$708,395,113

WRITTEN OPTIONS — (0.0%)		Value
TOTAL WRITTEN OPTIONS — 0.0%
(Premiums Received $347,111)		$(240,333)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2025 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Cheniere Energy*	(72)	$(1,610,280)	$270	03/21/25	$(4,320)
EQT*	(375)	(1,917,000)	55	03/21/25	(44,625)
Google*	(428)	(8,732,056)	225	02/21/25	(59,064)
NVIDIA*	(255)	(3,061,785)	165	03/21/25	(43,095)
QUALCOMM*	(320)	(5,533,760)	200	03/21/25	–
Workday*	(147)	(3,852,282)	290	03/21/25	(89,229)
Total Written Options		$(24,707,163)			$(240,333)

Percentages are based on Net Assets of $711,084,383.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2025 was $12,331,049 which represents 1.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of January 31, 2025.

ADR — American Depositary Receipt
Cl — Class
DAC — Designated Activity Company
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year
MTN — Medium Term Note
PLC — Public Limited Company
SOFRRATE— Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-2200

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.4%	Shares	Value
COMMUNICATION SERVICES — 11.1%
Alphabet, Cl A	36,148	$7,374,915
Meta Platforms, Cl A	25,777	17,764,993
Netflix *	11,444	11,178,041
		36,317,949

CONSUMER DISCRETIONARY — 10.6%
Amazon.com *	83,258	19,788,761
Chipotle Mexican Grill, Cl A *	149,922	8,747,949
MercadoLibre *	3,248	6,243,273
		34,779,983

FINANCIALS — 22.7%
Ares Management, Cl A	51,215	10,151,837
Blackstone, Cl A	24,147	4,276,675
Brown & Brown	81,999	8,582,015
Fiserv *	23,006	4,970,216
Kinsale Capital Group	12,406	5,482,708
Mastercard, Cl A	18,790	10,436,530
Ryan Specialty Holdings, Cl A	56,041	3,731,210
S&P Global	21,033	10,966,817
Shift4 Payments, Cl A *	78,102	9,360,525
StepStone Group, Cl A	95,739	6,134,955
		74,093,488

HEALTH CARE — 8.3%
Boston Scientific *	24,800	2,538,528
Eli Lilly	12,450	10,097,946
Intuitive Surgical *	25,068	14,335,888
		26,972,362

INDUSTRIALS — 15.8%
Axon Enterprise *	5,998	3,911,776
Cintas	37,045	7,430,116
FTAI Aviation	58,936	5,924,836
Howmet Aerospace	103,282	13,073,435
Quanta Services	21,187	6,517,333
TransDigm Group	8,147	11,025,661
Vertiv Holdings, Cl A	31,410	3,675,598
		51,558,755

INFORMATION TECHNOLOGY — 28.2%
Amphenol, Cl A	116,427	8,240,703

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
AppLovin, Cl A *	9,706	$3,587,241
Fair Isaac *	4,058	7,602,907
Gartner *	10,614	5,761,598
Gitlab, Cl A *	51,436	3,742,483
Intuit	5,545	3,335,373
Marvell Technology	64,985	7,334,207
Microsoft	23,510	9,758,061
Monday.com *	14,744	3,766,502
Monolithic Power Systems	6,503	4,144,817
NVIDIA	115,164	13,827,741
Palo Alto Networks *	47,077	8,681,940
ServiceNow *	6,690	6,812,962
Shopify, Cl A *	44,812	5,234,042
		91,830,577
MATERIALS — 1.7%
Sherwin-Williams	15,240	5,458,358
TOTAL COMMON STOCK
(Cost $184,504,881)		321,011,472
CASH EQUIVALENT — 1.6%
First American Government Obligations Fund, Cl X, 4.320% (A)	5,107,410	5,107,410
TOTAL CASH EQUIVALENT
(Cost $5,107,410)		5,107,410
TOTAL INVESTMENTS — 100.0%
(Cost $189,612,291)		$326,118,882

Percentages are based on Net Assets of $326,008,325.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of January 31, 2025.

Cl — Class

ATF-QH-005-1300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 97.5%	Shares	Value
COMMUNICATION SERVICES — 0.9%
Comcast, Cl A	98,180	$3,304,739

CONSUMER DISCRETIONARY — 3.6%
Dick's Sporting Goods	31,033	7,449,471
TJX	44,201	5,515,843
		12,965,314

ENERGY — 10.1%
Enterprise Products Partners	543,549	17,746,875
ONEOK	133,729	12,994,447
Targa Resources	30,225	5,948,280
		36,689,602

FINANCIALS — 25.3%
Ameriprise Financial	10,051	5,461,311
Ares Management, Cl A	45,562	9,031,300
BlackRock Funding	4,495	4,834,372
Blackstone, Cl A	101,023	17,892,184
Blue Owl Capital, Cl A	206,407	5,368,646
Brookfield	157,953	9,666,724
Brookfield Asset Management, Cl A	41,092	2,458,534
Charles Schwab	117,520	9,721,254
CME Group, Cl A	41,834	9,894,578
Goldman Sachs Group	6,984	4,472,554
JPMorgan Chase	47,349	12,656,388
		91,457,845

HEALTH CARE — 16.6%
Abbott Laboratories	115,192	14,736,513
AbbVie	24,648	4,532,767
AstraZeneca PLC ADR	134,733	9,533,707
Cardinal Health	35,793	4,426,163
Elevance Health	24,399	9,654,684
Eli Lilly	16,441	13,334,966
Merck	41,949	4,145,400
		60,364,200

INDUSTRIALS — 12.6%
Broadridge Financial Solutions	34,068	8,115,679
FTAI Aviation	64,876	6,521,984
L3Harris Technologies	47,406	10,050,546

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INDUSTRIALS (continued)
Parker-Hannifin	17,423	$12,318,932
TransDigm Group	6,425	8,695,210
		45,702,351
INFORMATION TECHNOLOGY — 14.0%
Accenture PLC, Cl A	6,062	2,333,567
Apple	45,675	10,779,300
Broadcom	11,308	2,502,121
Dell Technologies, Cl C	51,139	5,298,000
International Business Machines	30,345	7,759,216
Microchip Technology	48,365	2,626,220
Microsoft	40,463	16,794,573
Texas Instruments	14,242	2,629,216
		50,722,213
REAL ESTATE — 9.9%
American Tower, Cl A ‡	37,625	6,958,744
Equinix ‡	11,470	10,479,680
Iron Mountain ‡	83,755	8,506,995
Prologis ‡	43,577	5,196,557
VICI Properties, Cl A ‡	152,249	4,532,453
		35,674,429
UTILITIES — 4.5%
Brookfield Infrastructure Partners	109,577	3,595,221
Brookfield Renewable Partners	224,048	4,904,411
NextEra Energy	108,589	7,770,629
		16,270,261
TOTAL COMMON STOCK
(Cost $206,788,015)		353,150,954
CASH EQUIVALENT — 2.4%
First American Government Obligations Fund, Cl X, 4.320% (A)	8,836,270	8,836,270
TOTAL CASH EQUIVALENT
(Cost $8,836,270)		8,836,270
TOTAL INVESTMENTS — 99.9%
(Cost $215,624,285)		$361,987,224

Percentages are based on Net Assets of $362,398,613.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
JANUARY 31, 2025 (Unaudited)

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2025.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

ATF-QH-006-1300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%	Shares	Value
AUSTRALIA — 2.0%
BHP Group	512,673	$12,591,111

BRAZIL — 1.8%
MercadoLibre *	5,679	10,916,117

CANADA — 3.6%
Brookfield	238,429	14,591,855
Canadian National Railway	72,642	7,591,815
		22,183,670

CHINA — 7.4%
Alibaba Group Holding	698,000	8,562,006
Alibaba Group Holding ADR	64,946	6,419,262
Tencent Holdings	317,000	16,679,024
Trip.com Group *	198,369	13,932,277
		45,592,569

DENMARK — 1.4%
Novo Nordisk, Cl B	102,241	8,631,663

FRANCE — 5.2%
Air Liquide	62,003	10,830,776
Airbus	67,027	11,593,742
LVMH Moet Hennessy Louis Vuitton	13,853	10,132,130
		32,556,648

GERMANY — 7.2%
Heidelberg Materials	134,196	18,883,501
Siemens	76,159	16,326,634
Symrise, Cl A	93,833	9,607,926
		44,818,061

HONG KONG — 1.5%
AIA Group	1,324,763	9,313,278

INDIA — 2.8%
HDFC Bank ADR	291,540	17,678,986

IRELAND — 3.1%
ICON PLC *	47,887	9,533,344

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
IRELAND (continued)
Kerry Group PLC, Cl A	95,660	$9,823,464
		19,356,808
ISRAEL — 2.7%
Check Point Software Technologies *	77,664	16,932,305
ITALY — 2.0%
Ferrari	28,589	12,265,648
JAPAN — 12.9%
Daikin Industries	52,493	6,165,893
FANUC	473,000	14,091,535
Kawasaki Heavy Industries	395,000	17,841,160
Sony Group	568,595	12,548,518
Suzuki Motor	826,000	9,884,081
Tokio Marine Holdings	327,000	10,785,562
Toyota Motor	442,000	8,384,528
		79,701,277
MEXICO — 1.3%
Fomento Economico Mexicano ADR	94,723	8,081,766
NETHERLANDS — 1.9%
ASML Holding	16,294	12,053,675
NORWAY — 1.1%
Equinor	287,643	6,927,529
SINGAPORE — 3.0%
DBS Group Holdings	567,000	18,559,002
SPAIN — 4.9%
Amadeus IT Group	160,840	11,769,859
Banco Santander	3,620,726	18,554,400
		30,324,259
SWEDEN — 1.9%
Assa Abloy, Cl B	391,502	11,994,181
SWITZERLAND — 7.5%
Alcon	146,945	13,409,303

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JANUARY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
SWITZERLAND (continued)
Chubb	44,223	$12,023,349
Julius Baer Group	105,433	7,408,184
Novartis	128,803	13,482,690
		46,323,526
TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing ADR	96,640	20,228,685
UNITED KINGDOM — 20.1%
AstraZeneca PLC	98,950	13,890,112
BAE Systems PLC	912,593	13,794,916
Compass Group PLC	419,436	14,451,353
Diageo PLC	414,487	12,347,701
InterContinental Hotels Group PLC	118,020	15,736,886
Lloyds Banking Group PLC	18,602,513	14,302,775
London Stock Exchange Group PLC	147,047	21,881,685
Shell PLC	546,135	17,932,133
		124,337,561
TOTAL COMMON STOCK
(Cost $476,728,791)		611,368,325
PREFERRED STOCK — 1.2%
GERMANY — 1.2%
Henkel & Co (A)	88,000	7,689,739
TOTAL PREFERRED STOCK
(Cost $7,818,581)		7,689,739
TOTAL INVESTMENTS — 99.8%
(Cost $484,547,372)		$619,058,064

Percentages are based on Net Assets of $620,000,708.
*	Non-income producing security.
(A)	No interest rate available.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

ATF-QH-007-1200